Note 2 - Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment, Estimated Useful Lives
Asset Category	Useful Lives
Land (Not depreciated)
Buildings (years)			20
Plant and Machinery (years)	10	to	15
Industrial Equipments (years)			10
Furniture and Fixtures (years)	5	to	10
Leasehold Improvements (Lesser of the useful life or the term of the respective lease)
Internally Developed Software (years)			15